OPERATING LEASE LIABILITIES - Supplemental information used to calculate the present value of operating lease liabilities (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING LEASE LIABILITIES
Weighted average remaining lease term (in years)	1 year 7 months 20 days	2 years 3 months 10 days	1 year 9 months 7 days
Weighted average interest rate	26.00%	20.00%	17.00%